Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0002109869
Registrant Name	Exascale Labs Holdings Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES